Right of use assets, net and lease liability - As Lessee (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2008 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Right of use assets, net and lease liability
Beginning Balance			$ 165,004	$ 197,131
Beginning Balance			294,639	286,743	$ 256,067
Remediations			26,310	14,886	66,525
Decreases			(4,581)	(6,990)	(35,849)
Depreciation			(41,597)	(43,189)	(41,275)
Ending Balance			316,368	294,639	286,743
Ending Balance		$ 8,833	149,442	165,004	197,131
Operating lease commitments by lessee			193,179	208,205	172,132
Cash outflow for leases			58,780	53,185	54,589
Depreciation
Right of use assets, net and lease liability
Beginning Balance			(129,635)	(89,612)	(77,820)
Decreases			3,810	4,024	29,483
Depreciation			(41,101)	(44,047)	(41,275)
Ending Balance			(166,926)	(129,635)	(89,612)
Buildings
Right of use assets, net and lease liability
Beginning Balance			253,595	244,908	232,790
Remediations			17,994	8,687	41,771
Decreases			(3,251)		(29,653)
Ending Balance			268,338	253,595	244,908
Buildings | Depreciation
Right of use assets, net and lease liability
Beginning Balance			(101,110)	(67,050)	(62,266)
Decreases			2,471		27,555
Depreciation			(33,447)	(34,060)	(32,339)
Ending Balance			(132,086)	(101,110)	(67,050)
Other
Right of use assets, net and lease liability
Beginning Balance			41,044	41,835	23,277
Remediations			8,316	6,199	24,754
Decreases			(1,330)	(6,990)	(6,196)
Ending Balance			48,030	41,044	41,835
Other | Depreciation
Right of use assets, net and lease liability
Beginning Balance			(28,525)	(22,562)	(15,554)
Decreases			1,339	4,024	1,928
Depreciation			(7,654)	(9,987)	(8,936)
Ending Balance			(34,840)	(28,525)	(22,562)
Less than one year
Right of use assets, net and lease liability
Operating lease commitments by lessee			43,535	33,446	41,107
Greater than 1 year and less than 3 years
Right of use assets, net and lease liability
Operating lease commitments by lessee			43,751	97,177	83,359
Greater than 3 years
Right of use assets, net and lease liability
Operating lease commitments by lessee			$ 105,893	$ 77,582	$ 47,666
Mexico City International Airport
Right of use assets, net and lease liability
Term of contract	20 years
Minimum guaranteed income	$ 3,106
Royalty of hotel revenue (as a percent)	18.00%